TAXES - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income tax payable	$ 95,659		$ 78,257
Value added tax payable	142,729		137,640
Other taxes payable	1,936		2,445
Total taxes payable	$ 240,324	$ 218,342	$ 218,342